N-2	Apr. 07, 2023
Cover [Abstract]
Entity Central Index Key	0001487610
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	Neuberger Berman High Yield Strategies Fund Inc
Entity Address, Address Line One	c/o Neuberger Berman Investment Advisers LLC
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10104-0002
City Area Code	212
Local Phone Number	476-8800
Contact Personnel Name	Joseph V. Amato
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false